UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-1485

Exact name of registrant as specified in charter:	Delaware Group Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware American Services

September 30, 2007

	Number of
	Shares	Value
Common Stock – 99.32%
Basic Industry/Capital Goods – 10.12%
*Dynamic Materials	349,900	$16,756,711
ITT	111,400	7,567,402
MSC Industrial Direct Class A	137,400	6,951,066
Praxair	100,000	8,376,000
Precision Castparts	115,000	17,017,700
*Trinity Industries	318,800	11,967,752
		68,636,631
Business Services – 21.28%
†Clean Harbors	205,500	9,148,860
†Double-Take Software	551,200	10,533,432
Dun & Bradstreet	69,600	6,863,256
*†Euronet Worldwide	147,800	4,400,006
†F5 Networks	250,000	9,297,500
†Fiserv	195,400	9,938,044
†Fuel-Tech	350,000	7,731,500
†Google Class A	19,000	10,778,130
Marathon Acquisition	500,000	4,700,000
†Monster Worldwide	212,800	7,247,968
†#Muni Funding of America 144A	400,000	4,100,000
†Nuance Communications	468,600	9,048,666
*Paychex	200,800	8,232,800
†Synchronoss Technolgies	270,000	11,356,200
*†VeriFone Holdings	256,000	11,348,480
†Vocus	318,700	9,318,788
*†Yahoo	380,000	10,199,200
		144,242,830
Consumer Durables – 3.05%
*†Jarden	221,600	6,856,304
†LKQ	254,100	8,845,221
†Town Sports International Holdings	326,000	4,958,460
		20,659,985
Consumer Non-Durables – 21.23%
@†ÕBJ'S Restaurants PIPE	325,000	6,841,250
*†Chipotle Mexican Grill Class A	128,900	15,226,957
†Coach	436,100	20,614,447
*†Crocs	191,600	12,885,100
*†Dick's Sporting Goods	212,900	14,296,235
*†Hibbett Sports	238,950	5,925,960
†J Crew Group	181,700	7,540,550
†Kohl's	151,100	8,662,563
Men's Wearhouse	167,500	8,462,100
*Nordstrom	269,100	12,618,099
*†Under Armour Class A	208,400	12,466,488
†Urban Outfitters	408,200	8,898,760
†Zumiez	212,900	9,446,373
		143,884,882
Consumer Services – 9.96%
*†Amazon.com	95,200	8,867,880
Ashford Hospitality Trust	580,100	5,830,005
*Callaway Golf	557,300	8,922,373
International Game Technology	231,800	9,990,580
*†Life Time Fitness	222,000	13,617,480
*Marriott International Class A	173,000	7,520,310

*†McCormick & Schmick's Seafood Restaurants	217,000	4,086,110
Starwood Hotels & Resorts Worldwide	142,600	8,662,950
		67,497,688
Energy – 7.70%
*†Cal Dive International	474,600	7,119,000
†National Oilwell Varco	116,300	16,805,350
Schlumberger	136,000	14,280,000
*Smith International	195,900	13,987,260
		52,191,610
Financials – 16.17%
*†Affiliated Managers Group	61,500	7,841,865
American Express	111,800	6,637,566
*Apollo Investment	308,173	6,409,998
*Bear Stearns	57,200	7,024,732
BlackRock Kelso Capital	300,000	4,350,000
Citigroup	229,200	10,696,764
†E Trade Financial	159,100	2,077,846
Hartford Financial Services Group	69,200	6,404,460
*Host Hotels & Resorts	352,950	7,920,198
JPMorgan Chase	158,800	7,276,216
#Maiden Holdings 144A	500,000	4,500,000
MetLife	115,500	8,053,815
*†Portfolio Recovery Associates	174,100	9,239,487
†RAM Holdings	284,000	2,641,200
Wachovia	162,500	8,149,375
Wells Fargo	291,300	10,376,106
		109,599,628
Health Care – 5.17%
*†DaVita	173,900	10,987,002
*†Medco Health Solutions	139,000	12,564,210
UnitedHealth Group	64,700	3,133,421
†WellPoint	105,900	8,357,628
		35,042,261
Technology – 2.43%
*†American Tower Class A	195,700	8,520,778
*†MetroPCS Communications	291,700	7,957,576
		16,478,354
Transportation – 2.21%
*Hunt (J.B.) Transport Services	325,100	8,550,130
*Knight Transportation	372,650	6,413,307
		14,963,437
Total Common Stock (cost $550,856,063)		673,197,306

	Principal
	Amount
≠Discount Note – 0.32%
Federal Home Loan Bank 4.001% 10/1/07	$2,147,687	2,147,713
Total Discount Note (cost $2,147,713)		2,147,713

Repurchase Agreements – 0.68%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $4,639,546,
collateralized by $2,117,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $2,098,902,
$348,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $349,810, $242,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $243,005,
$849,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $859,740 and $1,150,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $1,184,722)	4,638,000	4,638,000
Total Repurchase Agreements (cost $4,638,000)		4,638,000

Total Value of Securities Before Securities Lending Collateral – 100.32%
(cost $557,641,776)		679,983,019

Securities Lending Collateral** – 11.51%
Investment Companies
Mellon GSL DBT II Collateral Fund	78,035,009	78,035,009
Total Securities Lending Collateral (cost $78,035,009)		78,035,009

Total Value of Securities – 111.83%
(cost $635,676,785)	758,018,028©

Obligation to Return Securities Lending Collateral** – (11.51%)	(78,035,009)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.32%)	(2,138,891)
Net Assets Applicable to 34,753,392 Shares Outstanding – 100.00%	$677,844,128

†Non-income producing security for the period ended September 30, 2007.
#Security exempt from registration under rule 144A of the securities Act of 1933, as amended. At September 30, 2007, the aggregate amount of Rule 144A securities equaled $8,600,000, which represented 1.27% of Fund’s net assets. See Note 4 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2007, the aggregate amount of the restricted security equaled $6,841,250 or 1.01% of the Fund’s net assets. See Note 4 in “Notes.”
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $75,573,442 of securities loaned.
@Illiquid security. At September 30, 2007, the aggregate amount of illiquid securities equaled $6,841,250, which represented 1.01% of the Fund’s net assets. See Note 4 in “Notes.”

PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware American Services Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Security lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$636,197,862
Aggregate unrealized appreciation	139,008,086
Aggregate unrealized depreciation	(17,187,921)
Net unrealized appreciation	$121,820,165

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $75,573,442, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

5. Change in Custodian
On July 26, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Small Cap Growth Fund

September 30, 2007

	Number of
	Shares	Value
Common Stock – 98.59%☐
Basic Industry/Capital Goods – 11.01%
†Ceradyne	6,800	$515,032
Dynamic Materials	13,700	656,093
†Flow International	35,300	311,346
†Haynes International	6,700	571,979
*†Hexcel	15,600	354,276
Lincoln Electric Holdings	7,000	543,270
		2,951,996
Business Services – 10.43%
†Advisory Board	7,300	426,831
†AECOM Technology	12,300	429,639
*†AMN Healthcare Services	15,700	294,061
†Clean Harbors	9,400	418,488
†Concur Technologies	10,000	315,200
†Emergency Medical Services	1,000	30,250
†NaviSite	51,300	450,927
*†Portfolio Recovery Associates	8,100	429,867
		2,795,263
Consumer Durables – 2.66%
†LKQ	10,000	348,100
*†WMS Industries	11,050	365,755
		713,855
Consumer Non-Durables – 11.61%
*†Citi Trends	7,200	156,672
†Coach	14,800	699,596
*†Crocs	8,400	564,900
*†Hibbett Sports	18,537	459,718
†Under Armour Class A	8,200	490,524
†Volcom	6,400	272,128
*†Zumiez	10,600	470,322
		3,113,860
Consumer Services – 8.69%
†BJ's Restaurants	8,500	178,925
*†Chipotle Mexican Grill Class A	7,500	885,975
†First Cash Financial Services	21,600	505,872
*†Life Time Fitness	9,600	588,864
*†McCormick & Schmick's Seafood Restaurants	9,000	169,470
		2,329,106
Energy – 5.68%
*†Cal Dive International	25,700	385,500
Carbo Ceramics	6,500	329,745
*†ION Geophysical	28,100	388,623
†W-H Energy Services	5,700	420,375
		1,524,243
Financials – 8.32%
†Amerisafe	10,300	170,362
Castlepoint Holdings	22,500	258,750
Delphi Financial Group Class A	12,150	491,103
*†Euronet Worldwide	8,700	258,999
†Meadowbrook Insurance Group	14,000	126,140
†Signature Bank	10,000	352,300
Sterling Financial	9,200	247,572
United Fire & Casualty	8,300	324,447
		2,229,673
Health Care – 11.05%
*†Abraxis BioScience	5,900	134,697
†Acadia Pharmaceuticals	7,900	118,895
†Align Technology	13,600	344,488

†Angiotech Pharmaceuticals	15,700	98,439
†Conceptus	12,500	237,250
†Martek Biosciences	5,000	145,150
*†Medarex	20,800	294,528
*†PDL BioPharma	4,600	99,406
†Penwest Pharmaceuticals	31,900	351,219
†Regeneron Pharmaceuticals	11,400	202,920
*†United Therapeutics	9,000	598,860
†Wright Medical Group	12,600	337,932
		2,963,784
Technology – 28.21%
†Acme Packet	17,900	276,018
*†Aruba Networks	17,300	346,000
†Atheros Communications	13,000	389,610
*†Data Domain	10,000	309,500
†Double-Take Software	23,800	454,818
†Informatica	28,000	439,600
*†Microsemi	24,800	691,424
NTELOS Holdings	10,200	300,492
†Omniture	17,800	539,696
*†Powerwave Technologies	20,100	123,816
†ShoreTel	25,100	359,432
†Shutterfly	23,800	759,458
†Sigma Designs	7,900	381,096
*†Synchronoss Technologies	10,800	454,248
*†Taleo Class A	15,400	391,314
†Varian Semiconductor Equipment Associates	8,900	476,328
†VeriFone Holdings	11,200	496,496
†Vocus	12,800	374,272
		7,563,618
Transportation – 0.93%
*Knight Transportation	14,562	250,612
		250,612
Total Common Stock (cost $18,867,920)		26,436,010

	Principal
	Amount
≠Discount Note – 0.21%
Federal Home Loan Bank 4.001% 10/1/07	$56,018	56,018
Total Discount Note (cost $56,018)		56,018

Repurchase Agreements– 0.45%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $120,040,
collateralized by $55,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $54,305,
$9,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $9,051, $6,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $6,287,
$22,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $22,244 and $30,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $30,653)	120,000	120,000
Total Repurchase Agreements (cost $120,000)		120,000

Total Value of Securities Before Securities Lending Collateral – 99.25%
(cost $19,043,969)		26,612,028

Securities Lending Collateral** – 23.60%
Investment Companies
Mellon GSL DBT II Collateral Fund	6,327,082	6,327,082
Total Securities Lending Collateral (cost $6,327,082)		6,327,082

Total Value of Securities – 122.85%
(cost $25,371,051)		32,939,110©

Obligation to Return Securities Lending Collateral** – (23.60%)		(6,327,082)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.75%		200,375
Net Assets Applicable to 2,279,133 Shares Outstanding – 100.00%		$26,812,403

†Non-income producing security for the period ended September 30, 2007.
☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $6,078,500 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Small Cap Growth Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006 the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$25,461,371
Aggregated unrealized appreciation	8,035,214
Aggregated unrealized depreciation	(557,475)
Net unrealized appreciation	$7,477,739

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $6,078,500, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4.Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Trend Fund

September 30, 2007

	Number of
	Shares	Value
Common Stock – 94.19%☐
Basic Industry/Capital Goods – 13.91%
*AMCOL International	190,300	$6,297,027
*Bucyrus International Class A	224,000	16,336,320
†Haynes International	143,000	12,207,910
*†Hexcel	509,200	11,563,932
*†Itron	133,100	12,387,617
*Kaydon	196,400	10,210,836
†Mettler-Toledo International	127,900	13,045,800
†Middleby	187,000	12,068,980
*MSC Industrial Direct Class A	256,800	12,991,512
*UAP Holding	412,400	12,932,864
		120,042,798
Business Services – 4.09%
*†Advisory Board	236,100	13,804,767
*†Geo Group	333,400	9,871,974
*†Monster Worldwide	272,800	9,291,568
*†PRA International	77,000	2,263,800
		35,232,109
Consumer Durables – 0.32%
*†THQ	112,000	2,797,760
		2,797,760
Consumer Non-Durables – 14.08%
*†Bare Escentuals	272,400	6,774,588
*†Coach	535,800	25,327,266
*†Crocs	270,200	18,170,950
*†Dick's Sporting Goods	356,400	23,932,260
*†DSW Class A	167,800	4,223,526
*†J. Crew Group	234,100	9,715,150
*†Lululemon Athletica	62,100	2,610,063
*†Under Armour Class A	268,200	16,043,724
*†Zumiez	332,300	14,744,151
		121,541,678
Consumer Services – 4.93%
*†Cenveo	736,300	15,926,169
*†Sonic	299,925	7,018,245
*†Texas Roadhouse Class A	535,300	6,263,010
*†Wynn Resorts	84,700	13,345,332
		42,552,756
Energy – 5.58%
*Carbo Ceramics	243,300	12,342,609
*†Core Laboratories	89,700	11,426,883
*†Helix Energy Solutions Group	314,480	13,352,821
*†ION Geophysical	288,900	3,995,487
†North American Energy Partners	407,500	7,033,450
		48,151,250
Financials – 9.22%
*Delphi Financial Group Class A	221,650	8,959,093
*Hanover Insurance Group	221,700	9,796,923
*†Investment Technology Group	251,500	10,809,470
*KKR Financial Holdings	298,600	5,031,410
†Meruelo Maddux Properties	505,800	2,989,278
†Nasdaq Stock Market	201,800	7,603,824
*†Signature Bank	138,500	4,879,355
*Waddell & Reed Financial Class A	550,200	14,871,906
*Webster Financial	165,100	6,954,012
*Whitney Holding	290,400	7,660,752
		79,556,023

Health Care – 14.71%
*†Abraxis BioScience	271,500	6,198,345
†Acadia Pharmaceuticals	298,900	4,498,445
*†Align Technology	415,600	10,527,148
*†Cepheid	468,400	10,679,520
†Collagenex Pharmaceuticals	245,000	2,200,100
*†Conceptus	423,200	8,032,336
*†Hologic	52,300	3,190,300
*†LifeCell	376,500	14,145,105
*†Martek Biosciences	166,300	4,827,689
*†Medarex	689,600	9,764,736
*†Nektar Therapeutics	407,800	3,600,874
*†PDL BioPharma	139,300	3,010,273
*†Progenics Pharmaceuticals	332,700	7,355,997
*†Regeneron Pharmaceuticals	360,600	6,418,680
*†Techne	16,100	1,015,588
*†United Therapeutics	310,900	20,687,286
*†Wright Medical Group	401,800	10,776,276
		126,928,698
Technology – 26.15%
*†Atheros Communications	413,500	12,392,595
†Concur Technologies	162,000	5,106,240
*†Equinix	121,300	10,758,097
*†F5 Networks	487,100	18,115,249
*†Foundry Networks	947,900	16,844,183
*†Informatica	908,300	14,260,310
*†Microsemi	718,700	20,037,356
*†Nuance Communications	1,154,900	22,301,119
*†Omniture	326,800	9,908,576
*†Powerwave Technologies	657,200	4,048,352
*†Riverbed Technology	367,400	14,839,286
*†salesforce.com	315,900	16,211,988
†Shutterfly	603,700	19,264,067
*†Silicon Laboratories	328,700	13,726,512
†Solera Holdings	677,500	12,188,225
*†Varian Semiconductor Equipment Associates	292,500	15,654,600
		225,656,755
Transportation – 1.20%
*Hunt (J.B.) Transport Services	393,900	10,359,570
		10,359,570
Total Common Stock (cost $554,892,073)		812,819,397

	Principal
	Amount
≠Discount Note – 1.36%
Federal Home Loan Bank 4.001% 10/1/07	$11,781,912	11,781,912
Total Discount Note (cost $11,781,912)		11,781,912

Repurchase Agreements – 2.95%
With BNP Paribas 4.00% 10/1/07
(dated 9/28/07, to be repurchased at $25,453,482,
collateralized by $11,616,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $11,514,998,
$1,908,000 U.S. Treasury Notes 3.875% due 7/15/10,
market value $1,919,128, $1,326,000 U.S. Treasury
Notes 4.125% due 8/15/08, market value $1,333,175,
$4,656,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $4,716,706 and $6,307,000 U.S. Treasury
Notes 5.625% due 5/15/08, market value $6,499,624)	25,445,000	25,445,000
Total Repurchase Agreements (cost $25,445,000)		25,445,000

Total Value of Securities Before Securities Lending Collateral – 98.50%
(cost $592,118,985)		850,046,309

Securities Lending Collateral** – 27.31%
Investment Companies
Mellon GSL DBT II Collateral Fund	235,656,344	235,656,344
Total Securities Lending Collateral (cost $235,656,344)		235,656,344

Total Value of Securities – 125.81%
(cost $827,775,329)	1,085,702,653©

Obligation to Return Securities Lending Collateral** – (27.31%)	(235,656,344)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.50%	12,909,418
Net Assets Applicable to 42,866,368 Shares Outstanding – 100.00%	$862,955,727

☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended September 30, 2007.
* Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $227,023,768 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Trend Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At September 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$832,835,397
Aggregate unrealized appreciation	265,429,848
Aggregate unrealized depreciation	(12,562,592)
Net unrealized appreciation	$252,867,256

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At September 30, 2007, the value of the securities on loan was $227,023,768, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: